Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Dynamic Capital Appreciation Portfolio
March 31, 2024
VIPDCA-NPRT1-0524
1.799855.120
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Entertainment - 4.5%
Live Nation Entertainment, Inc. (a)	6,900	729,813
Netflix, Inc. (a)	7,900	4,797,907
Universal Music Group NV	139,184	4,182,528
Warner Music Group Corp. Class A	70,175	2,317,179
		12,027,427
Interactive Media & Services - 4.2%
Alphabet, Inc.:
Class A (a)	29,280	4,419,230
Class C (a)	26,860	4,089,704
Epic Games, Inc. (a)(b)(c)	156	93,600
Meta Platforms, Inc. Class A	5,100	2,476,458
		11,078,992
TOTAL COMMUNICATION SERVICES		23,106,419
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	30,000	768,152
Broadline Retail - 5.2%
Amazon.com, Inc. (a)	53,960	9,733,305
Dollarama, Inc.	11,500	876,073
MercadoLibre, Inc. (a)	1,560	2,358,658
PDD Holdings, Inc. ADR (a)	4,700	546,375
Savers Value Village, Inc. (d)	18,900	364,392
		13,878,803
Diversified Consumer Services - 0.3%
Service Corp. International	9,300	690,153
Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc. Class A (a)	19,100	3,150,736
Domino's Pizza, Inc.	3,000	1,490,640
Flutter Entertainment PLC (a)	6,474	1,290,226
Kura Sushi U.S.A., Inc. Class A (a)(d)	3,500	403,060
		6,334,662
Specialty Retail - 1.2%
TJX Companies, Inc.	31,358	3,180,328
Textiles, Apparel & Luxury Goods - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	1,600	1,439,675
LVMH Moet Hennessy Louis Vuitton SE	700	632,822
Samsonite International SA (a)(e)	306,645	1,159,679
		3,232,176
TOTAL CONSUMER DISCRETIONARY		28,084,274
CONSUMER STAPLES - 1.9%
Beverages - 0.9%
Monster Beverage Corp. (a)	39,248	2,326,621
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	6,700	1,032,805
Kenvue, Inc.	81,200	1,742,552
		2,775,357
TOTAL CONSUMER STAPLES		5,101,978
ENERGY - 3.4%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	29,600	1,622,376
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp. (a)	19,500	565,500
Canadian Natural Resources Ltd.	40,800	3,113,856
Cheniere Energy, Inc.	14,000	2,257,920
Marathon Petroleum Corp.	2,200	443,300
Range Resources Corp.	31,500	1,084,545
		7,465,121
TOTAL ENERGY		9,087,497
FINANCIALS - 10.9%
Banks - 0.6%
JPMorgan Chase & Co.	8,000	1,602,400
Capital Markets - 1.8%
Ares Management Corp.	4,000	531,920
Moody's Corp.	5,100	2,004,453
Morgan Stanley	24,210	2,279,614
		4,815,987
Consumer Finance - 0.6%
Capital One Financial Corp.	9,700	1,444,233
Financial Services - 5.7%
Apollo Global Management, Inc.	2,300	258,635
Corebridge Financial, Inc. (d)	26,900	772,837
Fiserv, Inc. (a)	12,500	1,997,750
Global Payments, Inc.	12,900	1,724,214
MasterCard, Inc. Class A	13,600	6,549,352
One97 Communications Ltd. (a)	500	2,415
Rocket Companies, Inc. (a)(d)	45,300	659,115
Visa, Inc. Class A	11,500	3,209,420
		15,173,738
Insurance - 2.2%
Arthur J. Gallagher & Co.	11,057	2,764,692
BRP Group, Inc. (a)	26,300	761,122
Marsh & McLennan Companies, Inc.	11,000	2,265,780
		5,791,594
TOTAL FINANCIALS		28,827,952
HEALTH CARE - 14.6%
Biotechnology - 4.6%
AbbVie, Inc.	24,200	4,406,820
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	47,000	10,340
rights (a)(c)	47,000	3,290
Alnylam Pharmaceuticals, Inc. (a)	7,879	1,177,517
Arcellx, Inc. (a)	2,300	159,965
Arrowhead Pharmaceuticals, Inc. (a)	6,316	180,638
Beam Therapeutics, Inc. (a)	2,900	95,816
Blueprint Medicines Corp. (a)	1,200	113,832
Cytokinetics, Inc. (a)	4,600	322,506
Exact Sciences Corp. (a)	4,200	290,052
Galapagos NV sponsored ADR (a)	13,500	434,700
Gamida Cell Ltd. (a)(d)	75,514	2,726
Gamida Cell Ltd. warrants 4/21/28 (a)	11,600	0
Hookipa Pharma, Inc. (a)	32,100	22,855
Immunocore Holdings PLC ADR (a)	5,700	370,500
Insmed, Inc. (a)	13,900	377,107
Krystal Biotech, Inc. (a)	800	142,344
Legend Biotech Corp. ADR (a)	6,500	364,585
Regeneron Pharmaceuticals, Inc. (a)	2,379	2,289,764
Repligen Corp. (a)	5,000	919,600
Sarepta Therapeutics, Inc. (a)	1,600	207,136
Seres Therapeutics, Inc. (a)	10,900	8,438
Synlogic, Inc. (a)	2,199	3,936
Vor Biopharma, Inc. (a)(d)	19,984	47,362
XOMA Corp. (a)(d)	12,400	298,220
		12,250,049
Health Care Equipment & Supplies - 4.6%
Align Technology, Inc. (a)	2,100	688,632
Baxter International, Inc.	34,600	1,478,804
Boston Scientific Corp. (a)	101,500	6,951,735
Hologic, Inc. (a)	6,400	498,944
Inspire Medical Systems, Inc. (a)	1,900	408,101
Lantheus Holdings, Inc. (a)	1,500	93,360
Masimo Corp. (a)	10,300	1,512,555
Penumbra, Inc. (a)	2,800	624,904
		12,257,035
Health Care Providers & Services - 0.9%
HealthEquity, Inc. (a)	30,600	2,497,878
Health Care Technology - 0.2%
Evolent Health, Inc. Class A (a)	11,700	383,643
Life Sciences Tools & Services - 3.9%
Agilent Technologies, Inc.	5,300	771,203
Bio-Techne Corp.	8,600	605,354
Bruker Corp.	17,500	1,643,950
Chemometec A/S	3,200	196,151
Codexis, Inc. (a)	35,200	122,848
Danaher Corp.	9,700	2,422,284
Sartorius Stedim Biotech	3,472	990,006
Thermo Fisher Scientific, Inc.	6,200	3,603,502
		10,355,298
Pharmaceuticals - 0.4%
Aclaris Therapeutics, Inc. (a)	7,300	9,052
Chugai Pharmaceutical Co. Ltd.	11,800	450,942
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	44,400	626,484
		1,086,478
TOTAL HEALTH CARE		38,830,381
INDUSTRIALS - 16.3%
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	8,400	1,608,096
Electrical Equipment - 1.7%
Eaton Corp. PLC	10,700	3,345,676
HD Hyundai Electric Co. Ltd.	2,880	381,306
Nextracker, Inc. Class A (a)	14,318	805,674
		4,532,656
Ground Transportation - 3.4%
Uber Technologies, Inc. (a)	115,200	8,869,248
Industrial Conglomerates - 1.7%
General Electric Co.	26,300	4,616,439
Machinery - 3.9%
Chart Industries, Inc. (a)	2,000	329,440
Energy Recovery, Inc. (a)	8,900	140,531
Ingersoll Rand, Inc.	56,122	5,328,784
Parker Hannifin Corp.	4,800	2,667,792
Westinghouse Air Brake Tech Co.	13,100	1,908,408
		10,374,955
Passenger Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR	10,900	1,586,931
Professional Services - 3.3%
Equifax, Inc.	14,400	3,852,288
KBR, Inc.	52,185	3,322,097
RELX PLC sponsored ADR	8,300	359,307
TransUnion	13,500	1,077,300
		8,610,992
Trading Companies & Distributors - 1.1%
Ferguson PLC	13,277	2,903,248
TOTAL INDUSTRIALS		43,102,565
INFORMATION TECHNOLOGY - 30.5%
Electronic Equipment, Instruments & Components - 1.5%
Flex Ltd. (a)	80,100	2,291,661
Jabil, Inc.	13,100	1,754,745
		4,046,406
IT Services - 1.2%
Gartner, Inc. (a)	2,500	1,191,675
MongoDB, Inc. Class A (a)	5,200	1,864,928
		3,056,603
Semiconductors & Semiconductor Equipment - 13.6%
Allegro MicroSystems LLC (a)	31,809	857,571
Analog Devices, Inc.	7,900	1,562,541
ASML Holding NV (depository receipt)	3,805	3,692,638
Astera Labs, Inc.	500	37,095
BE Semiconductor Industries NV	13,500	2,066,699
KLA Corp.	2,100	1,466,997
Marvell Technology, Inc.	8,900	630,832
Micron Technology, Inc.	13,200	1,556,148
Monolithic Power Systems, Inc.	1,500	1,016,130
NVIDIA Corp.	17,887	16,161,978
NXP Semiconductors NV	7,300	1,808,721
SiTime Corp. (a)	8,500	792,455
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	22,900	3,115,545
Universal Display Corp.	7,939	1,337,325
		36,102,675
Software - 12.6%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	61,925	145,524
DocuSign, Inc. (a)	13,600	809,880
HubSpot, Inc. (a)	2,100	1,315,776
Intuit, Inc.	3,000	1,950,000
Manhattan Associates, Inc. (a)	6,700	1,676,541
Microsoft Corp.	61,342	25,807,805
NICE Ltd. sponsored ADR (a)	5,800	1,511,596
Volue A/S (a)	48,500	134,021
		33,351,143
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	25,060	4,297,289
TOTAL INFORMATION TECHNOLOGY		80,854,116
MATERIALS - 1.4%
Chemicals - 1.3%
Aspen Aerogels, Inc. (a)	21,600	380,160
Linde PLC	4,700	2,182,304
Sherwin-Williams Co.	2,200	764,126
		3,326,590
Construction Materials - 0.1%
Eagle Materials, Inc.	1,100	298,925
TOTAL MATERIALS		3,625,515
TOTAL COMMON STOCKS (Cost $164,158,134)		260,620,697

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Canva, Inc.:
Series A (b)(c)	85	90,666
Series A2 (b)(c)	15	16,000
		106,666
FINANCIALS - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)	1,600	20,368
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	5,300	18,391
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(b)(c)	17,672	51,426
Series D (b)(c)	107,931	304,365
		355,791
MATERIALS - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	3,438	59,546
Series C3 (a)(b)(c)	4,298	74,441
Series C4 (a)(b)(c)	1,252	21,685
Series C5 (a)(b)(c)	2,617	45,326
		200,998
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,055,693)		702,214

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $49,600)	49,600	50,969

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $66,000)	66,000	67,690

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	4,024,790	4,025,595
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	2,231,814	2,232,037
TOTAL MONEY MARKET FUNDS (Cost $6,257,632)		6,257,632

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $171,587,059)	267,699,202
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(2,534,309)
NET ASSETS - 100.0%	265,164,893

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,059,997 or 0.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,159,679 or 0.4% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	20,417

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	116,584

ASAPP, Inc. Series D	8/29/23	416,776

Canva, Inc. Series A	9/22/23	90,666

Canva, Inc. Series A2	9/22/23	16,000

ElevateBio LLC Series C	3/09/21	22,234

Epic Games, Inc.	3/29/21	138,060

Illuminated Holdings, Inc. Series C2	7/07/20	85,950

Illuminated Holdings, Inc. Series C3	7/07/20	128,940

Illuminated Holdings, Inc. Series C4	1/08/21	45,072

Illuminated Holdings, Inc. Series C5	6/16/21	113,054

Illuminated Holdings, Inc. 0%	6/14/23	49,600

Illuminated Holdings, Inc. 0%	9/27/23	66,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,970,448	14,478,477	13,423,330	52,541	-	-	4,025,595	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	2,033,087	3,828,825	3,629,875	1,285	-	-	2,232,037	0.0%
Total	5,003,535	18,307,302	17,053,205	53,826	-	-	6,257,632

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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